Fixed Assets, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Line Items]
Fixed assets, gross	$ 294,640,000	$ 245,090,000
Less: Accumulated depreciation	(147,145,000)	(105,881,000)
Fixed assets, net	147,495,000	139,209,000
Depreciation expenses	60,690,000	48,205,000	$ 33,886,000
Impairment loss	0	0	$ 0
Computer equipment (including servers) [Member]
Property, Plant and Equipment [Line Items]
Fixed assets, gross	280,157,000	236,470,000
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Fixed assets, gross	12,207,000	6,358,000
Office furniture [Member]
Property, Plant and Equipment [Line Items]
Fixed assets, gross	1,914,000	1,925,000
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Fixed assets, gross	$ 362,000	$ 337,000